PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                              THE STRONG INCOME FUNDS
                                  ADVISOR CLASS

                            STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND

                 Supplement to the Prospectus dated March 1, 2002

ALL FUNDS
On pages 10 and 11 of the prospectus, the Average Annual Total Returns table is deleted and replaced with the following:

                                                    AVERAGE ANNUAL TOTAL RETURNS(1)
                                                            AS OF 12-31-01

------------------------------------------------------ ------------ ----------- ------------- ------------------
                                                                                               SINCE FUND
 FUND/INDEX                                             1-YEAR       5-YEAR       10-YEAR      INCEPTION(2)

------------------------------------------------------ ------------ ----------- ------------- ------------------
 CORPORATE BOND
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return Before Taxes                              6.64%        6.43%       8.47%         8.65%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions              3.88%        3.67%       5.59%         5.59%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions and
         Sale of Fund Shares                              4.04%        3.77%       5.44%         5.56%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lehman Brothers U.S. Credit BAA Bond Index
 (reflects no deduction for fees, expenses, or
 taxes)(3)                                               10.21%        6.86%       7.84%         9.27%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lipper Corporate Debt Funds BBB Rated Index
 (reflects no deduction for fees, expenses, or            7.45%        6.02%       6.92%         8.11%
 taxes)(4)
------------------------------------------------------ ------------ ----------- ------------- ------------------
 GOVERNMENT SECURITIES
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return Before Taxes                              8.46%        6.84%       7.24%         8.02%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions              5.99%        4.37%       4.47%         5.32%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions and
         Sale of Fund Shares                              5.25%        4.25%       4.45%         5.24%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lehman Brothers U.S. Aggregate Bond Index (reflects
 no deduction for fees, expenses, or taxes)(5)            8.44%        7.43%       7.23%         8.16%
------------------------------------------------------ ------------ ----------- ------------- ------------------


                                                                                        (CONTINUED ON NEXT PAGE)



------------------------------------------------------ ------------ ----------- ------------- ------------------
                                                                                               SINCE FUND
 FUND/INDX                                             1-YEAR       5-YEAR       10-YEAR       INCEPTION(2)
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lipper General U.S. Government Funds Index
 (reflects no deduction for fees, expenses, or            6.67%        6.46%       5.98%         6.80%
 taxes)(4)
------------------------------------------------------ ------------ ----------- ------------- ------------------
 HIGH-YIELD BOND
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return Before Taxes                             -1.04%        3.22%       -             6.83%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions             -5.26%       -0.95%       -             2.53%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions and
         Sale of Fund Shares                             -0.55%(6)     0.65%       -             3.49%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lehman Brothers U.S. High-Yield Bond Index
 (reflects no deduction for fees, expenses, or            5.28%        3.11%       -             4.46%
 taxes)(7)
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lipper High Current Yield Funds Index (reflects no
 deduction for fees, expenses, or taxes)(4)              -1.04%        1.15%       -             3.05%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 SHORT-TERM BOND
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return Before Taxes                              4.10%        5.29%       5.76%         6.80%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions              1.75%        2.70%       3.14%         4.15%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions and
         Sale of Fund Shares                              2.49%        2.93%       3.31%         4.26%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lehman Brothers U.S. 1-3 Year
 Government/Credit Bond Index (reflects no deduction
 for fees, expenses, or taxes)(8)                         8.79%        6.71%       6.18%         7.22%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lipper Short Investment Grade
 Debt Funds Index (reflects no deduction for fees,
 expenses, or taxes)(4)                                   7.33%        6.02%       5.85%          -
------------------------------------------------------ ------------ ----------- ------------- ------------------
 SHORT-TERM HIGH YIELD BOND
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return Before Taxes                             -0.69%         -           -            5.43%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions             -3.77%         -           -            2.28%
------------------------------------------------------ ------------ ----------- ------------- ------------------
         Return After Taxes on Distributions and
         Sale of Fund Shares                             -0.38%(6)      -           -            2.81%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Short-Term High Yield Bond Index II (reflects no
 deduction for fees, expenses, or taxes)(9)              11.14%         -           -            5.48%
------------------------------------------------------ ------------ ----------- ------------- ------------------
 Lipper High Current Yield Funds Index (reflects no
 deduction for fees, expenses, or taxes)(4)              -1.04%         -           -            0.02%
------------------------------------------------------ ------------ ----------- ------------- ------------------

(1) HISTORICAL RETURNS FOR THE ADVISOR CLASS SHARES PROVIDED IN THIS PROSPECTUS MAY BE HIGHER OR LOWER THAN HISTORICAL RETURNS PROVIDED IN PREVIOUS PROSPECTUSES AND OTHER MATERIALS BECAUSE CURRENT SYSTEMS ARE ABLE TO MORE EFFECTIVELY REFLECT THE RECALCULATION PROCESS.
(2 )THE CORPORATE BOND FUND, THE GOVERNMENT SECURITIES FUND, AND THE SHORT-TERM BOND FUND COMMENCED OPERATIONS ON DECEMBER 12, 1985, OCTOBER 29, 1986, AND AUGUST 31, 1987, RESPECTIVELY, AND FIRST OFFERED ADVISOR CLASS SHARES ON

                                              (FOOTNOTES CONTINUED ON NEXT PAGE)

     AUGUST 31, 1999. THE HIGH-YIELD BOND FUND AND THE SHORT-TERM HIGH YIELD BOND FUND COMMENCED OPERATIONS ON DECEMBER 28, 1995 AND JUNE 30, 1997, RESPECTIVELY, AND FIRST OFFERED ADVISOR CLASS SHARES ON FEBRUARY 29, 2000.
(3) THE LEHMAN BROTHERS U.S. CREDIT BAA BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF ALL ISSUES WITHIN THE LEHMAN BROTHERS CORPORATE BOND INDEX THAT ARE RATED BAA BY MOODY'S INVESTOR SERVICES, INC.
(4) THE LIPPER CORPORATE DEBT FUNDS BBB RATED INDEX, THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX, THE LIPPER HIGH CURRENT YIELD FUNDS INDEX, AND THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS INDEX ARE EQUALLY WEIGHTED PERFORMANCE INDICES OF THE LARGEST QUALIFYING FUNDS IN THESE LIPPER CATEGORIES.
(5) THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF INVESTMENT-GRADE SECURITIES FROM THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX, AND ASSET-BACKED SECURITIES INDEX.
(6) RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.
(7) THE LEHMAN BROTHERS U.S. HIGH-YIELD BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF CORPORATE BONDS RATED BELOW INVESTMENT-GRADE.
(8) THE LEHMAN BROTHERS U.S. 1-3 YEAR GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF GOVERNMENT AND INVESTMENT-GRADE CORPORATE SECURITIES WITH MATURITIES OF ONE TO THREE YEARS.
(9) THE SHORT-TERM HIGH YIELD BOND INDEX II IS A MARKET VALUE WEIGHTED BLEND OF THE MERRILL LYNCH HIGH YIELD U.S. CORPORATES, CASH PAY, BB RATED, 1-5 YEARS INDEX AND THE MERRILL LYNCH HIGH YIELD U.S. CORPORATES, CASH PAY, B RATED, 1-5 YEARS INDEX. IT IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF CORPORATE DEBT RATED BELOW INVESTMENT-GRADE WITH MATURITIES OF ONE TO FIVE YEARS.

STRONG CORPORATE BOND FUND
Effective July 23, 2002, Ms. Janet S. Rilling is the sole Portfolio Manager of the Strong Corporate Bond Fund. Her biography can be found on page 16 of the prospectus.

STRONG GOVERNMENT SECURITIES FUND
Effective  July 23,  2002,  Mr.  Ashok  Bhatia and Mr.  Thomas A. Sontag are the
Portfolio   Co-Managers  of  the  Strong   Government   Securities  Fund.  Their
biographies can be found on pages 15 and 16, respectively, of the prospectus.

STRONG HIGH-YIELD BOND FUND
STRONG SHORT-TERM HIGH YIELD BOND FUND
Effective July 23, 2002, Mr. Thomas M. Price is the sole Portfolio Manager of the Strong High-Yield Bond Fund and Strong Short-Term High Yield Bond Fund. His biography can be found on pages 15 and 16 of the prospectus.

STRONG SHORT-TERM BOND FUND
Effective July 23, 2002, Mr. Thomas M. Price and Mr. Thomas A. Sontag are the Portfolio Co-Managers of the Strong Short-Term Bond Fund. Their biographies can be found on pages 15 and 16, respectively, of the prospectus.




           The date of this  Prospectus  Supplement  is October 16, 2002.